OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets
All figures in USD '000	2015	2014
Fixture, Furniture and Equipment	474	1,099
Deferred Finance Costs	5,432	2,232
Long term deposit (Restricted Cash)	10,000	5,000
Total as of December 31,	15,906	8,331